Equity (Details Narrative) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 BRL (R$) R$ / shares shares
IfrsStatementLineItems [Line Items]
Ordinary per share share | R$ / shares		R$ 0.001
Repurchase amount | $	$ 5,000
Shares purchased | shares	112,000	112,000
Total amount	$ 95	R$ 508
Acquired average price	$ 0.85
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ranging price	0.68
Top of range [member]
IfrsStatementLineItems [Line Items]
Ranging price	$ 0.98